Discountinued Operation (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	Years Ended December 31,
	2011	2010	2009
Revenues	$7,039	$10,145	$16,697
Expenses	(4,642)	(5,771)	(8,825)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(6,722)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(6,708)	$(9,407)	$8,665